Note 8 - Share Capital and Share-based Payments - Weighted Average Assumptions (Details)	12 Months Ended
Dec. 31, 2021 CAD ($)
Statement Line Items [Line Items]
Weighted average grant date fair value of options granted	$ 1.45
Expected option life	5
Risk-free interest rate	1.45%
Expected volatility	87.00%